Stockholders' Equity	3 Months Ended
Aug. 31, 2016
Equity [Abstract]
Stockholders' Equity

NOTE 5 – STOCKHOLDERS’ EQUITY

Preferred stock

The Company is authorized to issue 5,000,000 shares of $0.001 par value preferred stock. As of August 31, 2016, no shares have been designated nor issued.

Common stock

The Company is authorized to issue 100,000,000 shares of $0.001 par value common stock. As of August 31, 2016, the Company has 22,503,131 shares issued and outstanding.

In May 2016, the Company issued an aggregate of 22,000,000 shares of its common stock to founders valued at $0.001 per share.

In July 2016, the Company issued 250,000 shares of its common stock for consulting services valued at $0.01 per share.

In August 2016, the Company issued an aggregate of 243,131 shares of its common stock upon conversion of $240,000 of convertible promissory notes and $3,131 accrued interest.

In August 2016, the Company sold 10,000 shares of its common stock and 10,000 warrants to purchase the Company’s common stock at $1.20 per share for 5 years at for net proceeds of $10,000.

Stock Incentive Plan

The board of directors authorized the Oxygen Therapy, Inc. Stock Incentive Plan (the “Plan”) in May 2016. The Plan provides for the granting of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock, restricted stock units, performance awards, dividend equivalent rights, and other awards which may be granted singly, in combination, or in tandem, and which may be paid in cash or shares of common stock up to 60,000 shares for use to compensate and incentivize employees, consultants, board members and members of the Company’s scientific advisory board. As of August 31, 2016, no shares or options have been granted under the Stock Incentive Plan.

Warrants

The following table summarizes information with respect to outstanding warrants to purchase common stock of the Company, all of which were exercisable, at August 31, 2016:

Exercise	Number	Expiration
Price	Outstanding	Date
$1.20	253,131	August 2021

In August 2016, the Company issued an aggregate of 243,131 warrants to purchase the Company’s common stock at $1.20 per share, expiring five years from the date of issuance, in connection with the conversion of previously issued convertible promissory notes

In August 2016, the Company issued 10,000 warrants to purchase the Company’s common stock at $1.20 per share, expiring five years from the date of issuance, in connection with the sale of the Company’s common stock.

A summary of the warrant activity from May 20, 2016 (date of inception through August 31, 2016 is as follows:

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at May 20, 2016 (date of inception)	-
Grants	253,131	1.20	5.0	-
Exercised	-
Canceled	-
Outstanding at August 31, 2016	253,131	$1.20	5.0	$-

Vested and expected to vest at August 31, 2016	253,131	$1.20	5.0	$-
Exercisable at August 31, 2016	253,131	$1.20	5.0	$-

The aggregate intrinsic value in the preceding tables represents the total pretax intrinsic value, based on warrants with an exercise price less than the Company’s estimated fair value of its common stock of $1.00 as of August 31, 2016, which would have been received by the warrant holders had those warrant holders exercised their warrants as of that date.